Segment Reporting, including Geographic Area Data and Major Customers	12 Months Ended
Dec. 31, 2017
Segment Reporting, including Geographic Area Data and Major Customers
Segment Reporting, including Geographic Area Data and Major Customers

Note 20 Segment Reporting, including Geographic Area Data and Major Customers

TSYS provides global payment processing and other services to card-issuing and merchant acquiring institutions in the United States and internationally through online accounting and electronic payment processing systems. Corporate expenses, such as finance, legal, human resources, mergers and acquisitions and investor relations are categorized as Corporate Administration and Other.

In the first quarter of 2017, the Company combined the North America Services and International Services segments for purposes of segment reporting into the new Issuer Solutions segment, since they provide similar services to similar customers and to reflect the manner in which decisions on allocation of resources are made. As a result, beginning in 2017, the Company reports its financial performance based on three operating segments - Issuer Solutions, Merchant Solutions and Netspend. All prior periods have been restated to conform to the new presentation.

In April 2016, TSYS completed its acquisition of TransFirst which is part of the Merchant Solutions segment and its results are included in the following tables. Refer to Note 22 for more information on acquisitions.

Issuer Solutions includes electronic payment processing services and other services provided from within the North America region and internationally. Merchant Solutions includes electronic processing and other services provided to merchants and merchant acquirers. The Netspend segment provides GPR prepaid debit and payroll cards, demand deposit accounts and other financial service solutions to the underbanked and other consumers and businesses in the United States.

At TSYS, the chief operating decision maker (CODM) is a group consisting of Senior Executive Management. The information utilized by the CODM consists of the financial statements and the main metrics monitored are revenue growth and growth in profitability.

TSYS’ operating segments share certain resources, such as information technology support, that TSYS allocates based on various metrics depending on the nature of the service.

Operating Segments	Years Ended December 31,
(in thousands)	2017	2016	2015
Adjusted operating income by segment:
Issuer Solutions (a)	$574,580	525,025	489,151
Merchant Solutions (b)	391,466	307,595	150,225
Netspend (c)	182,082	160,371	137,837
Corporate Administration and Other	(148,564)	(135,996)	(109,036)
Adjusted segment operating income[1] (d)	999,564	856,995	668,177
Less:
Share-based compensation	42,409	43,728	41,549
TransFirst and Cayan M&A and integration expenses[2]	13,367	28,176	-
Litigation, claims, judgments or settlements	1,947	21,719	-
Acquisition intangible amortization	207,797	189,990	92,521
Operating income	734,044	573,382	534,107
Nonoperating expenses, net	(116,482)	(112,350)	(40,543)
Income before income taxes and equity in income of equity investments	$617,562	461,032	493,564

Net revenue by segment:
Issuer Solutions (e)	$1,594,959	1,515,462	1,473,914
Merchant Solutions (f)	1,103,682	898,533	474,040
Netspend (g)	746,870	663,579	580,377
Segment net revenue	3,445,511	3,077,574	2,528,331
Less: intersegment revenues	45,179	35,698	28,982
Net revenue[3] (h)	3,400,332	3,041,876	2,499,349
Add: reimbursable items, interchange and payment network fees	1,527,633	1,128,201	280,192
Total revenues	$4,927,965	4,170,077	2,779,541

Adjusted segment operating margin on net revenue:
Issuer Solutions (a)/(e)	36.0%	34.6%	33.2%
Merchant Solutions (b)/(f)	35.5%	34.2%	31.7%
Netspend (c)/(g)	24.4%	24.2%	23.7%

Adjusted segment operating margin on net revenue (d)/(h)	29.4%	28.2%	26.7%

[1]

Adjusted segment operating income excludes acquisition intangible amortization, TransFirst and Cayan M&A and integration expenses, share-based compensation and expenses associated with Corporate Administration and Other.

[2]	Excludes share-based compensation
[3]

Net revenue is total revenues less reimbursable items (such as postage), as well as, merchant acquiring interchange and payment network fees charged by the card associations or payment networks that are recorded by TSYS as expense.  Adjusted segment operating income excludes acquisition intangible amortization, TransFirst and Cayan M&A expenses, share-based compensation and expenses associated with Corporate Administration and Other.

The following table presents the Company’s depreciation expense by segment:

Operating Segments	Years Ended December 31,
(in thousands)	2017	2016	2015
Depreciation and amortization:
Issuer Solutions	$147,914	141,309	134,436
Merchant Solutions	29,477	25,553	18,268
Netspend	15,838	13,133	10,686
Segment depreciation and amortization	193,229	179,995	163,390
Acquisition intangible amortization	207,797	189,990	92,521
Corporate Administration and Other	4,880	3,561	2,353
Total depreciation and amortization	$405,906	373,546	258,264

The following table presents the Company’s total assets by segment:

	As of December 31,
(in thousands)	2017	2016
Issuer Solutions	$5,735,195	5,667,280
Merchant Solutions	3,136,395	3,295,509
Netspend	1,418,644	1,474,595
Intersegment assets	(3,958,545)	(4,071,207)
Total assets	$6,331,689	6,366,177

The Company maintains property and equipment, net of accumulated depreciation and amortization, in the following geographic areas:

	As of
(in thousands)	December 31, 2017	December 31, 2016
United States	$273,690	236,913
Europe	43,586	38,866
Other	7,942	6,566
Total	$325,218	282,345

The following tables reconcile geographic revenues to external revenues by operating segment based on the domicile of the Company’s customers for the years ended December 31:

	2017
(in thousands)	Issuer Solutions	Merchant Solutions	Netspend	Total	Percentage of Revenues
United States	$1,051,292	2,428,327	745,235	$4,224,854	85.7%
Europe[1]	320,400	284	-	320,684	6.5
Canada[1]	313,674	1,496	-	315,170	6.4
Other[1]	66,102	1,155	-	67,257	1.4
Total	$1,751,468	2,431,262	745,235	$4,927,965	100.0%

	2016
(in thousands)	Issuer Solutions	Merchant Solutions	Netspend	Total	Percentage of Revenues
United States	$1,032,381	1,826,775	660,845	$3,520,001	84.4%
Europe[1]	306,894	227	-	307,121	7.4
Canada[1]	284,028	705	-	284,733	6.8
Other[1]	57,460	762	-	58,222	1.4
Total	$1,680,763	1,828,469	660,845	$4,170,077	100.0%

	2015
(in thousands)	Issuer Solutions	Merchant Solutions	Netspend	Total	Percentage of Revenues
United States	$981,588	548,079	580,377	$2,110,044	75.9%
Europe[1]	304,628	22	-	304,650	11.0
Canada[1]	288,728	355	-	289,083	10.4
Other[1]	75,085	679	-	75,764	2.7
Total	$1,650,029	549,135	580,377	$2,779,541	100.0%

[1]Certain of these revenues are impacted by movements in foreign currency exchange rates.

MAJOR CUSTOMER:  For the years ended December 31, 2017, 2016 and 2015, the Company had no major customers.